Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Accounts receivable derived from customer contracts	$ 89,263,870	$ 87,740,515